PIMCO Variable Insurance Trust

Supplement Dated May 25, 2011 to the

Administrative Class Prospectus (dated April 29, 2011), Institutional Class Prospectus

(dated April 29, 2011), PIMCO Money Market Portfolio Administrative Class Prospectus

(dated April 29, 2011) and PIMCO Money Market Portfolio Institutional Class Prospectus

(dated April 29, 2011) (collectively, the “Prospectuses”), each as supplemented and revised from time to time

Disclosure Related to the PIMCO Money Market Portfolio

Effective immediately, the “Management of the Portfolios – Temporary Fee Waivers, Reductions and Reimbursements” section of the Prospectuses is deleted in its entirety and replaced with the following:

To maintain certain net yields for the PIMCO Money Market Portfolio, PIMCO and the Trust’s Distributor, PIMCO Investments LLC (the “Distributor”), have entered into a fee and expense limitation agreement with the Portfolio (the “Agreement”) pursuant to which PIMCO or the Distributor may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Portfolio’s supervisory and administrative fee, any service fees applicable to a class of the Portfolio, or to the extent necessary, the Portfolio’s advisory fee, each waiver, reduction or reimbursement in an amount and for a period of time as determined by PIMCO or the Distributor.

In any month in which the investment advisory contract or supervision and administration agreement is in effect, PIMCO may recoup from the PIMCO Money Market Portfolio any portion of the supervisory and administrative fee or advisory fee waived, reduced or reimbursed pursuant to the Agreement (the “Reimbursement Amount”) during the previous 36 months, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata trustee fees pursuant to the expense limitation agreement between PIMCO and the Trust, exceed 0.0049% of the class of the Portfolio’s average net assets; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to PIMCO; or 4) cause any class of the Portfolio to maintain a net negative yield. The Reimbursement Amount will be reimbursed in the same order that fees were waived, except the Portfolio will not reimburse PIMCO or the Distributor for any portion of the service fees waived, reduced or reimbursed pursuant to the Agreement. There is no guarantee that the Portfolio will maintain a positive net yield.

To the extent PIMCO or the Distributor waives, reduces or reimburses any portion of the service fees pursuant to the Agreement, PIMCO or the Distributor may pay or reimburse financial institutions for services for which such financial institutions normally receive service fees from the Portfolio out of PIMCO’s or the Distributor’s own assets. These payments and reimbursements may be made from profits received by PIMCO from advisory fees and supervisory and administrative fees paid to PIMCO by the PIMCO Money Market Portfolio.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP_052511

PIMCO Variable Insurance Trust

Supplement Dated May 25, 2011 to the

Administrative Class Prospectus (dated April 29, 2011) (the “Prospectus”), as supplemented and revised from time to time

Disclosure Related to the PIMCO Foreign Bond Portfolio (Unhedged), PIMCO Foreign

Bond Portfolio (U.S. Dollar-Hedged) and PIMCO Global Bond Portfolio (Unhedged)

Effective immediately, the second sentence of the second paragraph of the “Principal Investment Strategies” section of the PIMCO Foreign Bond Portfolio (Unhedged)’s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD, which as of March 31, 2011 was 7.00 years.

In addition, effective immediately, the third sentence of the second paragraph of the “Principal Investment Strategies” section of the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)’s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. Index Hedged in USD, which as of March 31, 2011 was 7.00 years.

Additionally, effective immediately, the fourth sentence of the second paragraph of the “Principal Investment Strategies” section of the PIMCO Global Bond Portfolio (Unhedged)’s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global FX NY Index Unhedged in USD, which as of March 31, 2011 was 6.44 years.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP1_052511

PIMCO Variable Insurance Trust

Supplement Dated May 25, 2011 to the

Advisor Class and Class M Prospectus (dated April 29, 2011) (the “Prospectus”), as supplemented and revised from time to time

Disclosure Related to the PIMCO Foreign Bond Portfolio (Unhedged) and PIMCO Global

Bond Portfolio (Unhedged)

Effective immediately, the second sentence of the second paragraph of the “Principal Investment Strategies” section of the PIMCO Foreign Bond Portfolio (Unhedged)’s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD, which as of March 31, 2011 was 7.00 years.

In addition, effective immediately, the fourth sentence of the second paragraph of the “Principal Investment Strategies” section of the PIMCO Global Bond Portfolio (Unhedged)’s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global FX NY Index Unhedged in USD, which as of March 31, 2011 was 6.44 years.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP3_052511

PIMCO Variable Insurance Trust

Supplement Dated May 25, 2011 to the

Institutional Class Prospectus (dated April 29, 2011) (the “Prospectus”), as supplemented and revised from time to time

Disclosure Related to the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) and

PIMCO Global Bond Portfolio (Unhedged)

Effective immediately, the third sentence of the second paragraph of the “Principal Investment Strategies” section of the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)’s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. Index Hedged in USD, which as of March 31, 2011 was 7.00 years.

In addition, effective immediately, the fourth sentence of the second paragraph of the “Principal Investment Strategies” section of the PIMCO Global Bond Portfolio (Unhedged)’s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global FX NY Index Unhedged in USD, which as of March 31, 2011 was 6.44 years.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP2_052511

PIMCO Variable Insurance Trust

Supplement Dated May 25, 2011 to the

PIMCO Foreign Bond Portfolio (Unhedged) Administrative Class Prospectus (dated April 29, 2011) and PIMCO Foreign Bond Portfolio (Unhedged) Advisor Class Prospectus (dated April 29, 2011) (collectively, the “Prospectuses”), each as supplemented and revised from time to time

Disclosure Related to the PIMCO Foreign Bond Portfolio (Unhedged) (the “Portfolio”)

Effective immediately, the second sentence of the second paragraph of the “Principal Investment Strategies” section of the Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD, which as of March 31, 2011 was 7.00 years.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP4_052511

PIMCO Variable Insurance Trust

Supplement Dated May 25, 2011 to the

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Administrative Class Prospectus (dated April 29, 2011) and PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Institutional Class Prospectus (dated April 29, 2011) (collectively, the “Prospectuses”), each as supplemented and revised from time to time

Disclosure Related to the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”)

Effective immediately, the third sentence of the second paragraph of the “Principal Investment Strategies” section of the Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. Index Hedged in USD, which as of March 31, 2011 was 7.00 years.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP5_052511

PIMCO Variable Insurance Trust

Supplement Dated May 25, 2011 to the

PIMCO Global Bond Portfolio (Unhedged) Administrative Class Prospectus (dated April 29, 2011), PIMCO Global Bond Portfolio (Unhedged) Institutional Class Prospectus (dated April 29, 2011) and PIMCO Global Bond Portfolio (Unhedged) Advisor Class Prospectus (dated April 29, 2011) (collectively, the “Prospectuses”), each as supplemented and revised from time to time

Disclosure Related to the PIMCO Global Bond Portfolio (Unhedged) (the “Portfolio”)

In addition, effective immediately, the fourth sentence of the second paragraph of the “Principal Investment Strategies” section of the Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global FX NY Index Unhedged in USD, which as of March 31, 2011 was 6.44 years.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP6_052511